VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                         Value
----------                                                        -------
           COMMON AND PREFERRED STOCKS                87.70%
           CHEMICALS - SPECIALTY                       0.13%
   100     Symyx Technologies, Inc.<F1>                           $   4,261
                                                                 ----------

           COMMERCIAL SERVICES - SECURITY/SAFETY       0.64%
   100     Check Point Software Technologies Ltd.<F1>                21,175
                                                                 ----------

           COMPUTER SOFTWARE - DESKTOP                 0.36%
   200     NetIQ Corp.<F1>                                           11,925
                                                                 ----------

           COMPUTER SOFTWARE - EDUCATION               1.74%
   217     Docent, Inc.<F1><F3>                                       1,632
   150     Metasolv Software, Inc.<F1>                                6,600
 9,016     Tavolo, Inc.<F1><F3>                                      49,047
                                                                 ----------
                                                                     57,279
                                                                 ----------

           COMPUTER SOFTWARE - ENTERPRISE             13.00%
 2,500     Acta Technology, Inc.<F1><F3>                             17,925
 2,000     Ariba, Inc.<F1>                                          196,094
    17     Bindview Development Corp.<F1>                               205
   224     Comergent Technologies, Inc.<F1><F3>                       1,926
   894     DataChannel, Inc.<F1><F3>                                  5,001
   100     E.piphany, Inc.<F1>                                       10,719
   350     Eprise Corp.<F1>                                           5,753
 2,310     Eprise Corp.<F1>^                                         33,663
   167     Event411.Com, Inc.<F1><F3>                                 5,010
   896     Icarian, Inc.<F1><F3>                                      6,180
   300     Impresse Corp.<F1><F3>                                     3,717
   200     Informatica Corp.<F1>                                     16,387
   750     Interwoven, Inc.<F1>                                      82,488
   450     IntraNet Solutions, Inc.<F1>                              17,269
   100     Puma Technology, Inc.<F1>                                  2,681
     1     Reciprocal, Inc.<F1><F3>                                      43
     7     Reciprocal, Inc.<F1><F3>                                   3,183
   500     Software Technologies Corp.<F1>                           15,344
    50     TIBCO Software, Inc.<F1>                                   5,362
                                                                 ----------
                                                                    428,950
                                                                 ----------

                     VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                           Value
----------                                                          -------
           COMPUTER SOFTWARE - INTERNET                5.32%
   200     Agile Software Corp.<F1>                               $  14,138
   350     Art Technology Group, Inc.<F1>                            35,328
   821     Blue Pumpkin Software, Inc.<F1><F3>                        6,002
   200     Corillian Corp.<F1>                                        3,325
   500     Embarcadero Technologies, Inc.<F1>                        14,687
   100     Exodus Communications, Inc.<F1>                            4,606
 2,924     iVillage, Inc.<F1>                                        24,671
   700     Onvia.com, Inc.<F1>                                        6,037
   456     Onvia.com, Inc.<F1><F2>                                       3,473
   300     Preview Systems, Inc.<F1>                                  3,900
 1,605     Preview Systems, Inc.<F1><F2>                             20,840
   200     Primus Knowledge Solutions, Inc.<F1>                       9,000
   510     Screaming Media, Inc.<F1><F3>                              1,680
    50     Versata, Inc.<F1>                                          2,016
   200     Vignette Corp.<F1>                                        10,403
   850     Virage, Inc.<F1>                                          15,353
                                                                 ----------
                                                                    175,459
                                                                 ----------

           COMPUTER SOFTWARE - MEDICAL                 1.05%
15,000     OnHealth Network Co.<F1>                                  34,688
                                                                 ----------

           COMPUTER SOFTWARE - SECURITY                1.43%
   200     ISS Group, Inc.<F1>                                       19,747
   300     Quest Software, Inc.<F1>                                  16,612
   200     WatchGuard Technologies, Inc.<F1>                         10,988
                                                                 ----------
                                                                     47,347
                                                                 ----------

           COMPUTERS - GRAPHICS                        1.27%
   100     Micromuse, Inc.<F1>                                       16,548
   400     NVIDIA Corp.<F1>                                          25,425
                                                                 ----------

                                                                     41,973
                                                                 ----------

                     VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


   Number
 of Shares                                                             Value
----------                                                            -------
              COMPUTERS - LOCAL NETWORKS                     3.51%
     328      Anda Networks, Inc.<F1><F3>                           $    4,500
     200      Brocade Communications Systems, Inc.<F1>                  36,697
     350      Cisco Systems, Inc.<F1>                                   22,247
     150      Extreme Networks, Inc.<F1>                                15,825
     550      NetSolve, Inc.<F1>                                        14,300
   2,221      Sitara Networks, Inc.<F1><F3>                             14,459
   5,000      Top Layer Networks, Inc.<F1><F3>                           7,800
                                                                    ----------
                                                                       115,828
                                                                    ----------

              COMPUTERS - MEMORY DEVICES                     2.83%
     449      CommVault Systems, Inc.<F1><F3>                            2,573
     350      EMC Corp.<F1>                                             26,928
   3,002      Lexar Media, Inc.<F1><F3>                                  7,775
     400      Network Appliances, Inc.<F1>                              32,200
     250      SanDisk Corp.<F1>                                         15,297
      75      VERITAS Software Corp.<F1>                                 8,476
                                                                    ----------
                                                                        93,249
                                                                    ----------


              COMPUTERS - MINI/MICRO                         0.82%
   1,750      eMachines, Inc.<F1><F2>                                    4,274
     250      Sun Microsystems, Inc.<F1>                                22,734
                                                                    ----------
                                                                        27,008
                                                                    ----------

              COMPUTERS - RETAIL/WHOLESALE                   0.99%
     500      Emulex Corp.<F1>                                          32,844
                                                                    ----------

              COMPUTERS - SERVICES                           0.38%
     300      InterNAP Network Services Corp.<F1>                       12,455
                                                                    ----------

              COMPUTERS - SOFTWARE                           1.72%
     200      Allaire Corp.<F1>                                          7,350
     150      BroadVision, Inc.<F1>                                      7,622
     100      i2 Technologies, Inc.<F1>                                 10,427
     100      Mercury Interactive Corp.<F1>                              9,675
     202      NextVenue, Inc.<F1><F3>                                    1,768
     150      Phone.com, Inc.<F1>                                        9,768
     200      RealNetworks, Inc.<F1>                                    10,113
                                                                    ----------
                                                                        56,723
                                                                    ----------

                     VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                              Value
-----------                                                            -------
              ELECTRONICS - LASER SYSTEMS/COMPONENTS         0.18%
     100      Bookham Technology PLC ADR<F1>                         $   5,925
                                                                    ----------

              ELECTRONICS - MISCELLANEOUS COMPONENTS         0.53%
     100      RF Micro Devices, Inc.<F1>                                 8,763
     150      Sawtek, Inc.<F1>                                           8,634
                                                                    ----------
                                                                        17,397
                                                                    ----------

              ELECTRONICS - PARTS DISTRIBUTION               0.26%
     150      Marvell Technology Group Ltd.<F1>                          8,550
                                                                    ----------

              ELECTRONICS - SEMICONDUCTOR EQUIPMENT          2.76%
     200      Caliper Technologies Corp.<F1>                             9,200
     350      Cobalt Networks, Inc.<F1>                                 20,256
     225      Intel Corp.                                               30,080
     200      JDS Uniphase Corp.<F1>                                    23,975
     100      Photon Dynamics, Inc.<F1>                                  7,469
                                                                    ----------
                                                                        90,980
                                                                    ----------

              ELECTRONICS - SEMICONDUCTOR MANUFACTURING     23.00%
     260      Broadcom Corp.<F1>                                        56,924
     200      Exar Corp.<F1>                                            17,437
     200      Globespan, Inc.<F1>                                       24,416
      50      PMC-Sierra, Inc.<F1>                                       8,884
   2,433      Sandcraft, Inc.<F1><F3>                                    6,009
     300      SDL, Inc.<F1>                                             85,556
   6,520      StorageNetworks, Inc.<F1><F2>                            470,744
   3,038      Transmeta Corp.<F1><F3>                                   37,975
     475      TranSwitch Corp.<F1>                                      36,664
     150      TriQuint Semiconductor, Inc.<F1>                          14,353
                                                                    ----------
                                                                       758,962
                                                                    ----------

              FINANCE - CONSUMER LOANS                       0.13%
     100      724 Solutions, Inc.<F1>                                    4,388
                                                                    ----------

              FINANCE - INVESTMENT BROKER                    0.36%
     125      The Goldman Sachs Group, Inc.                             11,859
                                                                    ----------

                     VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                              Value
-----------                                                            -------
              INTERNET - E-COMMERCE                         0.70%
   1,784      HomeGrocer.com, Inc.<F1><F2>                            $  9,613
   3,409      Pointshare Corp.<F1><F3>                                   9,375
   2,340      SmarterKids.com, Inc.<F1><F2>                              4,284
                                                                    ----------
                                                                        23,272
                                                                    ----------

              INTERNET - NETWORK SECURITY/SOLUTIONS          3.10%
     500      Juniper Networks, Inc.<F1>                                72,781
     200      Keynote Systems, Inc.<F1>                                 14,113
     400      WebTrends Corp.<F1>                                       15,475
                                                                    ----------
                                                                       102,369
                                                                    ----------

              INTERNET - SERVICE PROVIDER/CONTENT            0.70%
     500      LifeMinders, Inc.<F1>                                     14,781
     148      LifeMinders, Inc.<F1><F2>                                  4,134
     100      NaviSite, Inc.<F1>                                         4,181
                                                                    ----------
                                                                        23,096
                                                                    ----------

              MEDICAL - BIOMEDICAL/GENETICS                  2.62%
      50      Abgenix, Inc.<F1>                                          5,993
      50      Affymetrix, Inc.<F1>                                       8,256
     179      Athersys, Inc.<F1><F3>                                     2,148
     100      Cephalon, Inc.<F1>                                         5,988
     200      Curagen Corp.<F1>                                          7,613
     250      Gene Logic, Inc.<F1>                                       8,922
     350      Genome Therapeutics Corp.<F1>                             10,653
     200      Genzym Transgenics Corp.<F1>                               5,425
     100      Maxygen, Inc.<F1>                                          5,677
     150      Medarex, Inc.<F1>                                         12,675
      50      Millennium Pharmaceuticals, Inc.<F1>                       5,594
      50      Myriad Genetics, Inc.<F1>                                  7,404
                                                                    ----------
                                                                        86,348
                                                                    ----------

              MEDICAL - INFORMATION SERVICES                 0.28%
     100      PE Corp. - Celera Genomics Group<F1>                       9,350
                                                                    ----------

              MEDICAL - PRODUCTS                             0.22%
     400      Sonic Innovations, Inc.<F1>                                7,425
                                                                    ----------

                     VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                             Value
-----------                                                          --------
              MULTIMEDIA                                     0.28%
     150      Gemstar International Group Ltd.<F1>                  $    9,218
                                                                    ----------


              PHARMACEUTICALS                                0.15%
     100      Aclara Biosciences, Inc.<F1>                               5,094
                                                                    ----------

              RESEARCH & DEVELOPMENT                         0.21%
     100      Aurora Biosciences Corp.<F1>                               6,819
                                                                    ----------

              RETAIL - WHOLESALE COMPUTERS                   0.46%
     200      Netegrity, Inc.<F1>                                       15,063
                                                                    ----------

              TELECOMMUNICATIONS - EQUIPMENT                15.82%
     350      Advanced Fibre Communications, Inc.<F1>                   15,859
     300      Anaren Microwave, Inc.<F1>                                39,370
     300      Avanex Corp.<F1>                                          28,650
     350      C-COR.net Corp.<F1>                                        9,450
      50      Centillium Communications, Inc.<F1>                        3,450
     250      Certicom Corp.<F1>                                        17,121
     200      CIENA Corp.<F1>                                           33,338
     300      Copper Mountain Networks, Inc.<F1>                        26,438
     204      Corvis Corp.<F1><F3>                                       5,476
     300      Digital Microwave Corp.<F1>                               11,437
     400      Efficient Networks, Inc.<F1>                              29,425
     100      E-Tek Dynamics, Inc.<F1>                                  26,381
       3      Floware Wireless Systems Ltd.<F1><F3>                      1,168
     134      Kestrel Solutions, Inc.<F1><F3>                            1,745
     300      Natural Microsystems Corp.<F1>                            33,731
   1,500      Netro Corp.<F1>                                           86,062
     300      Nokia Ab ADR                                              14,981
     350      Oni Systems Corp.<F1>                                     41,021
   1,084      Portera Systems<F1><F3>                                    5,604
     450      Powerwave Technologies, Inc.<F1>                          19,800
     200      Sycamore Networks, Inc.<F1>                               22,075
     150      Turnstone Systems, Inc.<F1>                               24,851
     222      Vertical Networks, Inc.<F1><F3>                              750
     400      Virata Corp.<F1>                                          23,850
                                                                    ----------
                                                                       522,033
                                                                    ----------

                     VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                              Value
-----------                                                            -------
              TELECOMMUNICATIONS - SERVICES                  0.75%
     181      Arbinet Holdings, Inc.<F1><F3>                            $3,499
     200      Com21, Inc.<F1>                                            5,000
     325      Qwest Communications International, Inc.<F1>              16,148
                                                                    ----------
                                                                        24,647
                                                                    ----------
              TOTAL COMMON AND PREFERRED STOCKS                      2,893,959
              (cost $1,776,706)                                    -----------

Principal
  Amount
-----------

              SHORT-TERM INVESTMENTS                         9.62%
 $317,493     UMB Bank, n.a. Money Market Fiduciary                    317,493
                                                                    ----------

              TOTAL SHORT-TERM INVESTMENTS                             317,493
              (cost $317,493)                                       ----------

              TOTAL INVESTMENTS                             97.32%   3,211,452
              (cost $2,094,199)

              OTHER ASSETS LESS LIABILITIES                  2.68%      88,567
                                                                    ----------

              NET ASSETS                                   100.00%  $3,300,019
                                                                    ==========

                     VAN WAGONER CAPITAL APPRECIATION FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

<F1> Non-income producing
<F2> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
<F3> The following securities were purchased in private placement transactions.
     Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2000, the value of the Fund's restricted securities was $213,970 or 6.5% of net assets.

SECURITY DESCRIPTION    DATE(S) OF ACQUISITION      NUMBER OF SHARES    COST
-----------------------------------------------------------------------------
Acta Technology, Inc.          July 99                   2,500        $17,925
Anda Networks, Inc.            March 00                   328           4,500
Arbinet Holdings, Inc.         March 00                   181           3,499
Athersys, Inc.                 March 00                    179          2,148
Blue Pumpkin Software, Inc.    March 00                   821           6,002
Comergent Technologies       February 00                  224           1,926
CommVault Systems, Inc.        April 00                   449           2,573
Corvis Corp.                 December 99                  204           5,476
DataChannel, Inc.              March 00                   894           5,001
Docent, Inc.                   April 00                   217           1,632
Event411.com, Inc.             June 99                    167           5,010
Floware Wireless Systems Ltd. September 99                 3            1,168
Icarian, Inc.                  March 00                   896           6,180
Impresse Corp.               November 99                  300           3,717
Kestrel Solutions, Inc.       January 00                  134           1,745
Lexar Media, Inc.            September 99                3,002          7,775
NextVenue, Inc.                March 00                   202           1,768
Pointshare Corp.             September 99                3,409          9,375
Portera Systems              February 00                 1,084          5,604
Reciprocal, Inc.               March 00                    1               43
Reciprocal, Inc.             November 99                   7            3,183
Sandcraft, Inc.               October 99                 2,433          6,009
ScreamingMedia, Inc.          October 99                  510           1,680
Sitara Networks, Inc.          July 99                   2,221         14,459
Tavolo, Inc.              May 99 - April 00              9,016         48,980
Top Layer Networks, Inc.      August 99                  5,000          7,800
Transmeta Corp.           July 99 - April 00             3,038         31,725
Vertical Networks, Inc.      February 00                  222             750
-----------------------------------------------------------------------------
See notes to financial statements.

                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)


   Number
 of Shares                                                              Value
-----------                                                            -------
              COMMON AND PREFERRED STOCKS                   95.49%
              Commercial Services - Security/Safety          0.77%
     100      Check Point Software Technologies Ltd.<F1>            $   21,175
                                                                    ----------

              COMPUTER SOFTWARE - EDUCATION                  1.79%
   9,016      Tavolo, Inc.<F1><F3>                                      49,047
                                                                    ----------

              COMPUTER SOFTWARE - ENTERPRISE                10.91%
   2,500      Acta Technology, Inc.<F1><F3>                             17,925
   1,500      Ariba, Inc.<F1>                                          147,070
      12      Bindview Development Corp.<F1>                               144
     325      Comergent Technologies, Inc.<F1><F3>                       2,795
     855      DataChannel, Inc.<F1><F3>                                  4,783
     100      E.piphany, Inc.<F1>                                       10,719
     250      Eprise Corp.<F1>                                           4,109
     774      Eprise Corp.<F1><F2>                                      11,288
     166      Event411.Com, Inc.<F1><F3>                                 4,980
     893      Icarian, Inc.<F1><F3>                                      6,159
     300      Impresse Corp.<F1><F3>                                     3,717
     200      Informatica Corp.<F1>                                     16,388
     600      Interwoven, Inc.<F1>                                      65,991
       5      Reciprocal, Inc.<F1><F3>                                   2,274
                                                                    ----------
                                                                       298,342
                                                                    ----------

              COMPUTER SOFTWARE - INTERNET                   5.02%
     150      Agile Software Corp.<F1>                                  10,603
     350      Art Technology Group, Inc.<F1>                            35,328
     699      Blue Pumpkin Software, Inc.<F1> <F3>                       5,110
   2,924      iVillage, Inc.<F1>                                        24,671
     100      Onvia.com, Inc.<F1>                                          863
     404      Onvia.com, Inc.<F1><F2>                                    3,077
     200      Preview Systems, Inc.<F1>                                  2,600
   1,550      Preview Systems, Inc.<F1><F2>                             20,126
     400      Primus Knowledge Solutions, Inc.<F1>                      18,000
     510      Screaming Media, Inc.<F1><F3>                              1,680
     850      Virage, Inc.<F1>                                          15,353
                                                                    ----------
                                                                       137,411
                                                                    ----------

                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                              Value
-----------                                                            -------
              COMPUTER SOFTWARE - MEDICAL                    1.27%
  15,000      OnHealth Network Co.<F1>                              $   34,688
                                                                    ----------
              COMPUTER SOFTWARE - SECURITY                   2.92%
     200      ISS Group, Inc.<F1>                                       19,747
     250      Quest Software, Inc.<F1>                                  13,844
     200      VeriSign, Inc.<F1>                                        35,300
     200      WatchGuard Technologies, Inc.<F1>                         10,987
                                                                    ----------
                                                                        79,878
                                                                    ----------

              COMPUTERS - GRAPHICS                           0.93%
     400      NVIDIA Corp.<F1>                                          25,425
                                                                    ----------

              COMPUTERS - INTEGRATED SYSTEMS                 1.23%
     400      Oracle Corp.<F1>                                          33,625
                                                                    ----------

              COMPUTERS - LOCAL NETWORKS                     3.55%
     284      Anda Networks, Inc.<F1><F3>                                3,896
     200      Brocade Communications Systems, Inc.<F1>                  36,697
     600      Cisco Systems, Inc.<F1>                                   38,137
   2,000      Sitara Networks, Inc.<F1><F3>                             13,020
   3,334      Top Layer Networks, Inc.<F1><F3>                           5,201
                                                                    ----------
                                                                        96,951
                                                                  ------------

              COMPUTERS - MEMORY DEVICES                     3.42%
     341      CommVault Systems, Inc.<F1><F3>                            1,954
     183      Docent, Inc.<F1><F3>                                       1,376
     500      EMC Corp.<F1>                                             38,469
   2,500      Lexar Media, Inc.<F1><F3>                                  6,475
     200      Network Appliances, Inc.<F1>                              16,100
     200      SanDisk Corp.<F1>                                         12,238
     150      VERITAS Software Corp.<F1>                                16,952
                                                                    ----------
                                                                        93,564
                                                                    ----------

                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                              Value
-----------                                                            -------
              COMPUTERS - MINI/MICRO                         1.27%
   1,232      eMachines, Inc.<F1><F2>                               $    3,009
     350      Sun Microsystems, Inc.<F1>                                31,828
                                                                    ----------
                                                                        34,837
                                                                    ----------

              COMPUTERS - RETAIL/WHOLESALE                   1.92%
     800      Emulex Corp.<F1>                                          52,550
                                                                    ----------

              COMPUTERS - SERVICES                           0.91%
     600      InterNAP Network Services Corp.<F1>                       24,909
                                                                    ----------

              COMPUTERS - SOFTWARE                           2.16%
     300      Allaire Corp.<F1>                                         11,025
      60      i2 Technologies, Inc.<F1>                                  6,256
     100      Mercury Interactive Corp.<F1>                              9,675
     212      NextVenue, Inc.<F1><F3>                                    1,855
     350      Phone.com, Inc.<F1>                                       22,794
     150      RealNetworks, Inc.<F1>                                     7,584
                                                                    ----------
                                                                        59,189
                                                                    ----------

              ELECTRONICS - LASER SYSTEMS/COMPONENTS         0.22%
     100      Bookham Technology PLC ADR<F1>                             5,925
                                                                    ----------

              ELECTRONICS - MISCELLANEOUS COMPONENTS         0.64%
     100      RF Micro Devices, Inc.<F1>                                 8,763
     150      Sawtek, Inc.<F1>                                           8,634
                                                                    ----------
                                                                        17,397
                                                                    ----------

              ELECTRONICS - SEMICONDUCTOR EQUIPMENT          4.28%
     500      Cobalt Networks, Inc.<F1>                                 28,938
     300      Intel Corp.                                               40,106
     400      JDS Uniphase Corp.<F1>                                    47,950
                                                                    ----------
                                                                       116,994
                                                                    ----------

                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                              Value
-----------                                                            -------
              ELECTRONICS - SEMICONDUCTOR MANUFACTURING     27.50%
     150      Applied Micro Circuits Corp.<F1>                       $  14,813
     400      Broadcom Corp.<F1>                                        87,575
     200      Exar Corp.<F1>                                            17,437
     200      Globespan, Inc.<F1>                                       24,416
      50      PMC-Sierra, Inc.<F1>                                       8,884
   2,000      Sandcraft, Inc.<F1><F3>                                    4,940
     350      SDL, Inc.<F1>                                             99,815
   6,000      StorageNetworks, Inc.<F1><F2>                            433,200
   3,038      Transmeta Corp.<F1><F3>                                   37,975
     300      TranSwitch Corp.<F1>                                      23,156
                                                                    ----------
                                                                       752,211
                                                                    ----------

              FINANCE - INVESTMENT BROKER                    0.87%
     250      The Goldman Sachs Group, Inc.                             23,719
                                                                    ----------

              INTERNET - E-COMMERCE                          0.52%
     598      HomeGrocer.com, Inc.<F1><F2>                               3,222
   2,500      Pointshare Corp.<F1><F3>                                   6,875
   2,250      SmarterKids.com, Inc.<F1><F2>                              4,119
                                                                    ----------
                                                                        14,216
                                                                    ----------

              INTERNET - NETWORK SECURITY/SOLUTIONS          2.93%
     400      Juniper Networks, Inc.<F1>                                58,225
     200      Keynote Systems, Inc.<F1>                                 14,113
     200      WebTrends Corp.<F1>                                        7,737
                                                                    ----------
                                                                        80,075
                                                                    ----------

              INTERNET - SERVICE PROVIDER/CONTENT            0.34%
     200      LifeMinders, Inc.<F1>                                      5,913
     125      LifeMinders, Inc.<F1><F2>                                  3,491
                                                                    ----------
                                                                         9,404
                                                                    ----------

              MEDICAL - BIOMEDICAL/GENETICS                  0.34%
     150      Athersys, Inc.<F1><F3>                                     1,800
     150      Genome Therapeutics Corp.<F1>                              4,565
      50      Maxygen, Inc.<F1>                                          2,838
                                                                    ----------
                                                                         9,203
                                                                    ----------

                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                              Value
-----------                                                            -------
              MEDICAL - INFORMATION SERVICES                 0.72%
     300      PE Corp. - Celera Genomics Group<F1>                  $   19,763
                                                                    ----------

              MULTIMEDIA                                     0.22%
     100      Gemstar International Group Ltd.<F1>                       6,145
                                                                    ----------

              PHARMACEUTICALS                                0.19%
     100      Aclara Biosciences, Inc.<F1>                               5,094
                                                                    ----------

              TELECOMMUNICATIONS - EQUIPMENT                18.33%
     100      Advanced Fibre Communications, Inc.<F1>                    4,531
     300      Avanex Corp.<F1>                                          28,650
     100      C-COR.net Corp.<F1>                                        2,700
     200      CIENA Corp.<F1>                                           33,338
     400      Copper Mountain Networks, Inc.<F1>                        35,250
     171      Corvis Corp. <F1><F3>                                      4,590
     350      Efficient Networks, Inc.<F1>                              25,747
     300      E-Tek Dynamics, Inc.<F1>                                  79,144
       3      Floware Wireless Systems Ltd.<F1><F3>                      1,168
     198      Kestrel Solutions, Inc.<F1><F3>                            2,578
     200      Natural Microsystems Corp.<F1>                            22,487
   1,250      Netro Corp.<F1>                                           71,719
     500      Nokia Ab ADR                                              24,969
     350      Oni Systems Corp.<F1>                                     41,021
   1,505      Portera Systems<F1><F3>                                    7,781
     200      Powerwave Technologies, Inc.<F1>                           8,800
     400      Scientific-Atlanta, Inc.<F1>                              29,800
     250      Sycamore Networks, Inc.<F1>                               27,594
     150      Turnstone Systems, Inc.<F1>                               24,851
     242      Vertical Networks, Inc.<F1><F3>                              818
     400      Virata Corp.<F1>                                          23,850
                                                                    ----------
                                                                       501,386
                                                                    ----------
              TELECOMMUNICATIONS - SERVICES                  0.32%
     193      Arbinet Holdings, Inc.<F1><F3>                             3,731
     200      Com21, Inc.<F1>                                            5,000
                                                                    ----------
                                                                         8,731
                                                                    ----------

                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

   Number
 of Shares                                                              Value
-----------                                                            -------

              TOTAL COMMON AND PREFERRED STOCKS                     $2,611,854
              (cost $1,637,017)                                     ----------


 Principal
  Amount
----------
              SHORT-TERM INVESTMENTS                         1.96%
 $53,658      Money Market Fiduciary                                    53,658
                                                                    ----------
              TOTAL SHORT-TERM INVESTMENTS                              53,658
              (cost $53,658)                                      ------------


              TOTAL INVESTMENTS                             97.45%   2,665,512
              (cost $1,690,675)


              OTHER ASSETS LESS LIABILITIES                  2.55%      69,745
                                                                    ----------


              NET ASSETS                                   100.00%  $2,735,257
                                                                    ==========

                            VAN WAGONER GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

<F1> Non-income producing
<F2> Security acquired in a private placement transaction; resale may be limited due to certain restrictions. Security is valued under procedures approved by the Board of Directors.
<F3> The following securities were purchased in private placement transactions.
     Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors. At June 30, 2000, the value of the Fund's restricted securities was $204,503 or 7.5% of net assets.

Security Description    Date(s) of Acquisition      Number of Shares   Cost
-----------------------------------------------------------------------------
Acta Technology, Inc.          July 99                   2,500        $17,925
Anda Networks, Inc.            March 00                   284           3,896
Arbinet Holdings, Inc.         March 00                   193           3,731
Athersys, Inc.                 March 00                   150           1,800
Blue Pumpkin Software, Inc.    March 00                   699           5,110
Comergent Technologies       February 00                  325           2,795
CommVault Systems, Inc.        April 00                   341           1,954
Corvis Corp.                 December 99                  171           4,590
DataChannel, Inc.              March 00                   855           4,783
Docent, Inc.                   April 00                   183           1,376
Event411.com, Inc.             June 99                    166           4,980
Floware Wireless Systems Ltd. September 99                  3           1,168
Icarian, Inc.                  March 00                   893           6,159
Impresse Corp.               November 99                  300           3,717
Kestrel Solutions, Inc.       January 00                  198           2,578
Lexar Media, Inc.            September 99                2,500          6,475
NextVenue, Inc.                March 00                   212           1,855
Pointshare Corp.             September 99                2,500          6,875
Portera Systems              February 00                 1,505          7,781
Reciprocal, Inc.             November 99                    5           2,274
Sandcraft, Inc.               October 99                 2,000          4,940
Screaming Media, Inc.         October 99                   510          1,680
Sitara Networks, Inc.          July 99                   2,000         13,020
Tavolo, Inc.              May 99 - April 00              9,016         48,980
Top Layer Networks, Inc.      August 99                  3,334          5,201
Transmeta Corp.           July 99 - April 00             3,038         31,725
Vertical Networks, Inc.      February 00                   242            818
-----------------------------------------------------------------------------
See notes to financial statements.

                           VAN WAGONER FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

                                                Capital
                                              Appreciation       Growth
                                                  Fund            Fund
                                              ------------      -------

ASSETS:
   Investments, at value (cost $2,094,199
   and $1,690,675, respectively)              $3,211,452      $2,665,512
   Receivable for investments sold               134,887         107,144
   Interest and dividends receivable                  18              26
   Receivable from Adviser                         3,655           3,661
   Prepaid expenses and other assets              12,774          11,083
                                              ----------       ---------
   Total Assets                                3,362,786       2,787,426
                                              ----------       ---------

LIABILITIES:
   Payable for investments purchased              58,547          47,412
   Accrued expenses and other liabilities          4,220           4,757
                                              ----------       ---------
   Total Liabilities                              62,767          52,169
                                              ----------       ---------
NET ASSETS                                    $3,300,019      $2,735,257
                                              ==========      ==========
NET ASSETS CONSIST OF:
   Capital stock                              $1,533,980      $1,296,542
   Accumulated net realized gain
      on investments                             648,786         463,878
   Net unrealized appreciation
      on investments                           1,117,253         974,837
                                              ----------       ---------
   Net Assets                                 $3,300,019      $2,735,257
                                              ==========      ==========
CAPITAL STOCK, $0.0001 par value
   Authorized                                100,000,000     100,000,000
   Issued and outstanding                         88,293          89,757

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE (NET
ASSETS/SHARES OUTSTANDING)                        $37.38          $30.47
                                              ==========        ========
See notes to financial statements

                            VAN WAGONER FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)


                                                    Capital
                                                  Appreciation     Growth
                                                      Fund          Fund
                                                  ------------     ------
INVESTMENT INCOME:
    Interest                                      $   7,311      $  5,358
    Dividends                                           122           352
                                                   --------       -------
    Total Investment Income                           7,433         5,710
                                                   --------       -------
EXPENSES:
    Fund accounting and administration fees          22,377        22,377
    Investment advisory fees                         13,604         9,993
    Custody fees                                      6,284         6,028
    Professional fees                                 4,551         4,541
    Federal and state registration fees               2,696         2,858
    Directors' fees and expenses                      1,924         1,931
    Miscellaneous                                     1,477         1,198
                                                   --------       -------
    Total expenses before waivers
       and reimbursements                            52,913        48,926
    Less:  Waiver and reimbursement of expenses    (31,691)      (29,440)
                                                   --------       -------
    Net Expenses                                     21,222        19,486
                                                   --------       -------
NET INVESTMENT LOSS                                (13,789)      (13,776)
                                                   --------       -------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on investments                771,612       574,550
    Net realized loss on short positions           (11,956)      (12,431)
    Net realized gain on options written              8,473         7,653
    Net realized loss on options purchased        (105,526)      (92,339)
    Net change in unrealized appreciation
      and depreciation on investments               255,788       255,378
                                                   --------       -------
    Net Gain on Investments                         918,391       732,811
                                                   --------       -------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $904,602      $719,035
                                                   ========      ========
See notes to financial statements.

                            VAN WAGONER FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                           Capital Appreciation Fund        Growth Fund
                           -------------------------        -----------
                               Six                         Six
                             Months                       Months
                              Ended           Year        Ended       Year
                            June 30,         Ended       June 30,     Ended
                              2000          Dec. 31,       2000     Dec. 31,
                           (Unaudited)        1999     (Unaudited)    1999
                            ---------      ---------    ---------    -------

OPERATIONS:
   Net investment loss        $(13,789)     $(11,605)    $(13,776)  $(10,650)
   Net realized gain
     on investments             771,612     1,324,890      574,550    990,901
   Net realized loss on
      short positions          (11,956)             -     (12,431)          -
   Net realized gain on
     options written              8,473             -        7,653          -
   Net realized loss on
      options purchased       (105,526)      (21,117)     (92,339)   (18,431)
   Net change in unrealized
     appreciation and
     depreciation
     on investments             255,788       625,516      255,378    502,764
                            -----------   -----------  ----------- ----------
   Net increase in net
     assets resulting from
     operations                 904,602     1,917,684      719,035  1,464,584
                            -----------   -----------  ----------- ----------
DISTRIBUTIONS:
   Net realized gains                 -   (1,249,945)            -  (912,068)
   In excess of net
     realized gains                   -         (519)            -      (375)
                            -----------   -----------  ----------- ----------
   Total distributions                -   (1,250,464)            -  (912,443)

CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of
     shares                     537,000       674,075      685,000          -
   Proceeds from reinvestment
     of dividends                     -       488,670            -    143,433
   Redemption of shares               -     (842,156)            -  (162,500)
                            -----------   -----------  ----------- ----------
   Net increase (decrease)
     from share transactions    537,000       320,589      685,000   (19,067)
                            -----------   -----------  ----------- ----------
TOTAL INCREASE IN NET ASSETS  1,441,602       987,809    1,404,035    533,074


NET ASSETS:
   Beginning of period        1,858,417       870,608    1,331,222    798,148
                            -----------   -----------  ----------- ----------
   End of period             $3,300,019    $1,858,417   $2,735,257 $1,331,222
                             ==========    ==========   ==========  =========

TRANSACTIONS IN SHARES:
   Shares sold                   17,400        18,429       31,434          -
   Shares issued in
      reinvestment of dividends       -        20,891            -     10,182
   Shares redeemed                    -      (26,286)            -    (8,618)
                            -----------   -----------  ----------- ----------
   Net increase                  17,400        13,034       31,434      1,564
                            ===========   ===========  =========== ==========

See notes to financial statements.


VAN WAGONER FUNDS, INC.
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

                                        Capital Appreciation Fund
                            ---------------------------------------------
                               Six
                             Months
                              Ended           Year         Year       Year
                            June 30,         Ended        Ended       Ended
                              2000          Dec. 31,     Dec. 31    Dec. 31,
                           (Unaudited)        1999         1998       1997
                            ---------      ---------    ---------    -------

Net Asset Value, Beginning
     of Period                   $26.21        $15.05        $9.08     $10.00
Income (Loss) from
   Investment Operations:
     Net investment loss         (0.16)        (0.16)       (0.03)     (0.11)
   Net realized and unrealized
     gains on investments         11.33         34.32         7.13       0.54
                               --------      --------      -------     ------
   Total from investment
     operations                   11.17         34.16         7.10       0.43
                               --------      --------      -------     ------
DISTRIBUTIONS:
   Net realized gains                 -       (22.99)       (0.43)          -
   In excess of net
     realized gains                   -        (0.01)       (0.70)     (1.35)
                               --------      --------      -------     ------
   Total distributions                -       (23.00)       (1.13)     (1.35)
                               --------      --------      -------     ------
Net Asset Value, End of Period $  37.38      $  26.21      $ 15.05     $ 9.08
                               ========      ========      =======     ======

Total Return<F1>                 42.62%       230.76%       78.18%      4.56%

Supplemental Data and Ratios:
   Net assets, end of
     period (000s)               $3,300        $1,858         $871     $1,304
   Ratio of expenses to
     average net assets:
   Net of waivers and
     reimbursements<F2>           1.95%         1.95%        1.95%      1.95%
   Before waivers and
     reimbursements<F2>           4.85%         6.65%       17.13%     11.78%
   Ratio of net investment loss
     to average net assets:
   Net of waivers and
     reimbursements<F2>         (1.26)%       (0.68)%      (0.21)%    (1.36)%
   Before waivers and
     reimbursements<F2>         (4.16)%       (5.38)%     (15.39)%   (11.19)%
   Portfolio turnover rate         122%          270%       1,263%       625%

<F1> Not annualized for periods less than one year
<F2> Annualized for periods less than one year

See notes to financial statements.

                            VAN WAGONER FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period

                                                Growth Fund
                             ---------------------------------------------
                                 Six
                               Months
                                Ended         Year         Year       Year
                              June 30,       Ended        Ended       Ended
                                2000        Dec. 31,     Dec. 31    Dec. 31,
                             (Unaudited)      1999         1998       1997
                              ---------    ---------    ---------    -------

Net Asset Value, Beginning of
     Period                      $22.82        $14.06        $9.58     $10.00

Income (Loss) from
     Investment Operations:
   Net investment loss           (0.15)        (0.18)       (0.02)     (0.12)
   Net realized and unrealized
     gains on investments          7.80         24.58         7.00       0.68
                               --------       -------      -------     ------
    Total from investment
     operations                    7.65         24.40         6.98       0.56
                               --------       -------      -------     ------
Distributions:
   Net realized gains                 -       (15.63)       (1.65)          -
   In excess of net
     realized gains                   -        (0.01)       (0.85)     (0.98)
                               --------       -------      -------     ------
   Total distributions                -       (15.64)       (2.50)     (0.98)
                               --------       -------      -------     ------
Net Asset Value, End of Period $  30.47      $  22.82     $  14.06   $   9.58
                                =======       =======      =======    =======
Total Return<F1>                 33.52%       176.81%       72.86%      5.74%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of
   period (000s)                 $2,735        $1,331         $798     $1,323
   Ratio of expenses to
     average net assets:
   Net of waivers and
     reimbursements<F2>           1.95%         1.95%        1.95%      1.95%
   Before waivers and
     reimbursements<F2>           4.89%         7.01%       16.58%     11.60%
   Ratio of net investment
     loss to average net assets:
   Net of waivers and
     reimbursements<F2>         (1.38)%       (0.70)%      (0.18)%    (1.40)%
   Before waivers and
     reimbursements<F2>         (4.32)%       (5.76)%     (14.81)%   (11.05)%
   Portfolio turnover rate         129%          244%       1,233%       593%

<F1> Not annualized for periods less than one year
<F2> Annualized for periods less than one year

See notes to financial statements.

                            VAN WAGONER FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS



(1)  Organization
     ------------

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Capital Appreciation Fund and the Growth Fund (collectively, the "Funds") are separate, diversified investment portfolios of Van Wagoner Funds, Inc. Substantially all of the shares issued by the Funds are held by an affiliate of the Adviser.

(2)  Significant Accounting Policies
     -------------------------------

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions at the date of the financial statements. Actual results could differ from such estimates.

   (a) Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price. If no sale is reported, the most current bid price is used. All other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' Adviser under supervision of the Board of Directors.

   (b) Expenses - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees.
       Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

   (c) Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (d) Options Contracts - The Funds purchase put options to hedge portfolio investments. Premiums paid for options contracts purchased are included in the Statements of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the mean of the current bid and asked price reported on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

   (e) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

   (f) Initial Public Offerings - The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund.

   (g) Other - Investment transactions are accounted for on the trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Advisory Agreement
     -----------------------------

     The Funds have an agreement with Van Wagoner Capital Management, Inc. (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 1.25% and 1.00% of the average daily net assets of the Capital Appreciation Fund and Growth Fund, respectively. The Adviser has agreed to voluntarily reduce fees for expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) that exceed the expense limitation of 1.95% for each Fund until January 1, 2001. Expenses of $31,691 and $29,440 were waived in the Capital Appreciation and Growth Funds, respectively, during the period ended June 30, 2000.

                            VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4)  Service and Distribution Plan
     -----------------------------

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. No fees were paid under the plan during the six months ended June 30, 2000.

(5)  Investment Transactions
     -----------------------

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2000 were as follows:

                                             Capital
                                          Appreciation      Growth
                                              Fund           Fund
                                              ----           ----
   Purchases                                $2,827,703    $2,872,066
   Sales                                     2,337,470     2,351,822

   The cost of securities on a tax basis at June 30, 2000 for the Capital Appreciation Fund and Growth Fund was $2,097,883 and $1,694,269, respectively. At June 30, 2000, gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                             Capital
                                          Appreciation      Growth
                                              Fund           Fund
                                              ----           ----
   Unrealized appreciation                $1,257,443     $1,114,689
   Unrealized depreciation                  (143,874)      (143,446)
                                            ---------      ---------
   Net unrealized appreciation
        on investments                    $1,113,569       $971,243
                                          ==========       ========

                    VAN WAGONER FUNDS, INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) SHORT POSITIONS
    ---------------

   When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently2 marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.